Note Debt Securities Held-to-maturity (HTM debt securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	$ 27,471	$ 0
Less than 12 months Gross Unrealized Losses	1,165	0
12 months or more Fair Value	13,307	36,439
12 months or more Gross Unrealized Losses	1,703	13,356
Total Fair Value	40,778	36,439
Total Gross Unrealized Losses	2,868	13,356
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	27,471	0
Less than 12 months Gross Unrealized Losses	1,165	0
12 months or more Fair Value	13,307	35,696
12 months or more Gross Unrealized Losses	1,703	13,349
Total Fair Value	40,778	35,696
Total Gross Unrealized Losses	$ 2,868	13,349
Other
Debt Securities, Held-to-maturity
Less than 12 months Fair Value		0
Less than 12 months Gross Unrealized Losses		0
12 months or more Fair Value		743
12 months or more Gross Unrealized Losses		7
Total Fair Value		743
Total Gross Unrealized Losses		$ 7